Loans To Customers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Loans to Customers [Abstract]
Summary of Loans to Customers

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Loans originated by consolidated trust plans	112,253,099	202,175,185
Loans originated by microloan lending companies and consumer finance company	6,240,803	12,587,586
Interest receivable	2,321,117	2,963,210
Less: Provision for impairment losses
Stage 1	(480,854)	(1,860,245)
Stage 2	(195,339)	(312,280)
Stage 3	(313,012)	(581,346)
	(989,205)	(2,753,871)

	119,825,814	214,972,110

Summary of Movement in Loans to Customers
(d)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2019	33,787,721	439,915	1,793,904	36,021,540
New loans originated	53,015,937	—	—	53,015,937
Transfer s	(1,207,945)	116,102	1,091,843	—
— From stage 1 to stage 2	(274,558)	274,558	—	—
— From stage 1 to stage 3	(935,301)	—	935,301	—
— From stage 2 to stage 1	1,914	(1,914)	—	—
— From stage 2 to stage 3	—	(157,987)	157,987	—
— From stage 3 to stage 2	—	1,445	(1,445)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(38,543,538)	(231,577)	(1,233,244)	(40,008,359)
Write-offs	—	—	(279,292)	(279,292)

As of December 31, 2019	47,052,175	324,440	1,373,211	48,749,826

(e)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2019:

	Year ended December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2019	318,987	111,091	1,163,768	1,593,846
New loans originated	14,948	—	—	14,948
Transfer s	(19,116)	(9,368)	803,752	775,268
— From stage 1 to stage 2	(4,815)	4,815	—	—
— From stage 1 to stage 3	(14,663)	—	14,663	—
— From stage 2 to stage 1	1,347	(1,347)	—	—
— From stage 2 to stage 3	—	(54,270)	54,270	—
— From stage 3 to stage 2	—	1,210	(1,210)	—
Net impact on expected credit loss by stage transfers	(985)	40,224	736,029	775,268
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(214,897)	(28,844)	(679,038)	(922,779)
Change in parameters of expected credit loss model	36,474	(19,621)	52,470	69,323
Write-offs	—	—	(279,292)	(279,292)

As of December 31, 2019	136,396	53,258	1,061,660	1,251,314

Loans to customers amounting to
 RMB279
 million were written off in 2019 and were still subject to enforcement activity.

(f)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	47,052,175	324,440	1,373,211	48,749,826
New loans originated	141,924,691	—	—	141,924,691
Transfer s	(2,124,274)	1,713,887	410,387	—
— From stage 1 to stage 2	(1,806,096)	1,806,096	—	—
— From stage 1 to stage 3	(324,045)	—	324,045	—
— From stage 2 to stage 1	5,867	(5,867)	—	—
— From stage 2 to stage 3	—	(98,355)	98,355	—
— From stage 3 to stage 2	—	12,013	(12,013)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(67,284,010)	(1,198,510)	(195,666)	(68,678,186)
Write-offs	—	—	(1,181,312)	(1,181,312)

As of December 31, 2020	119,568,582	839,817	406,620	120,815,019

(g)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2020:

	Year ended December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2020	136,396	53,258	1,061,660	1,251,314
New loans originated	373,266	—	—	373,266
Transfer s	(107,551)	213,807	378,215	484,471
— From stage 1 to stage 2	(101,324)	101,324	—	—
— From stage 1 to stage 3	(7,322)	—	7,322	—
— From stage 2 to stage 1	4,161	(4,161)	—	—
— From stage 2 to stage 3	—	(49,632)	49,632	—
— From stage 3 to stage 2	—	1,344	(1,344)	—
Net impact on expected credit loss by stage transfer s	(3,066)	164,932	322,605	484,471
Loans de-recognized and other adjustments in the current period (including repayment s of loans)	(203,494)	(89,632)	(119,197)	(412,323)
Change in parameters of expected credit loss model	282,237	17,906	(664)	299,479
Write-offs	—	—	(1,181,312)	(1,181,312)
Recovery of loans written off previously	—	—	174,310	174,310

As of December 31, 2020	480,854	195,339	313,012	989,205

L
oans to customers amounting to RMB1,181

million were written off in 2020 and were still subject to enforcement activity.

(h)	The following table sets forth the movement of gross carrying amount of loans to customers for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	119,568,582	839,817	406,620	120,815,019
New loans originated	234,198,681	—	—	234,198,681
Transfer s	(5,530,212)	4,439,585	1,090,627	—
— From stage 1 to stage 2	(5,579,855)	5,579,855	—	—
— From stage 2 to stage 1	49,643	(49,643)	—	—
— From stage 2 to stage 3	—	(1,091,109)	1,091,109	—
— From stage 3 to stage 2	—	482	(482)	—
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(132,711,645)	(3,703,157)	(25,534)	(136,440,336)
Write-offs	—	—	(847,383)	(847,383)

As of December 31, 2021	215,525,406	1,576,245	624,330	217,725,981

(i)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	Total
As of January 1, 2021	480,854	195,339	313,012	989,205
New loans originated	1,346,940	—	—	1,346,940
Transfer s	(1,104,156)	454,235	1,045,357	395,436
— From stage 1 to stage 2	(1,109,405)	1,109,405	—	—
— From stage 2 to stage 1	16,509	(16,509)	—	—
— From stage 2 to stage 3	—	(1,000,215)	1,000,215	—
— From stage 3 to stage 2	—	458	(458)	—
Net impact on expected credit loss by stage transfers	(11,260)	361,096	45,600	395,436
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(622,468)	(470,524)	(124,794)	(1,217,786)
Change in parameters of expected credit loss model	1,759,075	133,230	24,216	1,916,521
Write-offs	—	—	(847,383)	(847,383)
Recovery of loans written off previously	—	—	170,938	170,938

As of December 31, 2021	1,860,245	312,280	581,346	2,753,871

As of December 31, 2021, loans to customers amounting to RMB847 million were written off in 2021 and were still subject to enforcement activity.